Stock-Based Compensation (Summary Of Performance Stock Unit Activity) (Details) shares in Thousands	12 Months Ended
May 29, 2016 $ / shares shares
Performance Stock Units, Cash Settled
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding beginning of period (shares)	380
Awards issued in conversion as a result of the separation of Four Corners (shares)	50
Units granted (shares)	0
Units vested (shares)	(170)
Units canceled (shares)	(100)
Performance unit adjustment (shares)	50
Outstanding end of period (shares)	210
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding beginning of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	$ 65.54
Units granted, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	0.00
Units vested, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	67.17
Units canceled, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	43.35
Performance unit adjustment, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	43.84
Outstanding end of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	$ 67.48
Performance Stock Units, Equity Settled
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding beginning of period (shares)	0
Units granted (shares)	190
Units vested (shares)	0
Units canceled (shares)	(20)
Outstanding end of period (shares)	170
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding beginning of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	$ 0.00
Units granted, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	65.23
Units vested, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	0.00
Units canceled, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	65.42
Outstanding end of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	$ 65.21